Share-Based Compensation Plans (Details) $ in Thousands		12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)
Share-Based Compensation Plans [Line Items]
Telesat Corporation time vesting options		49,526	51,595
Annual increments		20.00%
Stock options expires		10 years
Preferred shares issued (in Shares)	3,660,000
Percentage of preferred shares outstanding	10.00%
RSUs were issued (in Shares)	3,530,000
Transaction shares (in Shares)	3,530,000
Corporation stock options (in Shares)	1,460,008
Public share (in Shares)		5,017,401
Stock options granted		0
Stock options exercisable (in Shares)		0
Stock options exercisable		531,340
Amount expensed (in Dollars) | $		$ 109,812	$ 99,554
Telesat Canada Non-Voting Participating Preferred Shares [Member] | Two Thousand Eight [Member]
Share-Based Compensation Plans [Line Items]
Telesat Corporation time vesting options		8,824,646
Telesat Canada Non-Voting Participating Preferred Shares [Member] | Two Thousand Thirteen [Member]
Share-Based Compensation Plans [Line Items]
Telesat Corporation time vesting options		8,680,399
RSUs [Member]
Share-Based Compensation Plans [Line Items]
Restricted stock unit shares		2,025
Employee Share Purchase Plan [Member]
Share-Based Compensation Plans [Line Items]
Amount expensed (in Dollars) | $		$ 300